Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
04/15/2030	3.400%	200,000	224,129
Boeing Co. (The)
08/01/2059	3.950%	485,000	439,656
General Dynamics Corp.
04/01/2050	4.250%	35,000	45,583
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	84,500
10/15/2047	4.030%	295,000	360,836
Raytheon Technologies Corp.
07/01/2050	3.125%	225,000	238,969
United Technologies Corp.
06/01/2042	4.500%	385,000	484,980
Total			1,878,653
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	150,000	165,870
Banking 0.1%
Bank of America Corp.(b)
06/19/2041	2.676%	905,000	921,800
Capital One Financial Corp.
01/31/2028	3.800%	370,000	412,949
Citigroup, Inc.(b)
06/03/2031	2.572%	765,000	803,386
Goldman Sachs Group, Inc. (The)(b)
04/23/2039	4.411%	105,000	126,916
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	430,000	562,616
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	115,000	123,879
01/23/2049	3.897%	665,000	800,278
Morgan Stanley(b)
01/22/2031	2.699%	605,000	646,299
Wells Fargo & Co.(b)
04/30/2041	3.068%	935,000	974,822
Total			5,372,945
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	165,979
03/01/2050	4.800%	725,000	820,406
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
01/15/2051	2.800%	245,000	247,003
11/01/2052	4.049%	299,000	367,251
NBCUniversal Media LLC
01/15/2043	4.450%	534,000	673,948
Total			2,274,587
Chemicals 0.0%
Dow Chemical Co. (The)
05/15/2049	4.800%	193,000	230,189
DowDuPont, Inc.
11/15/2048	5.419%	75,000	100,167
LYB International Finance III LLC
05/01/2050	4.200%	125,000	139,282
Total			469,638
Diversified Manufacturing 0.0%
3M Co.
08/26/2049	3.250%	95,000	106,429
Carrier Global Corp.(a)
04/05/2040	3.377%	310,000	324,639
Honeywell International, Inc.
06/01/2050	2.800%	90,000	96,495
Total			527,563
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	610,000	667,917
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	55,000	69,114
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	224,791
CMS Energy Corp.
02/15/2027	2.950%	370,000	394,634
03/31/2043	4.700%	115,000	142,058
03/01/2044	4.875%	115,000	151,018
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	253,000	295,199
04/01/2050	3.950%	65,000	78,726
Dominion Energy, Inc.
03/15/2049	4.600%	125,000	165,880
DTE Energy Co.
06/15/2029	3.400%	910,000	1,014,389
Duke Energy Corp.
09/01/2046	3.750%	640,000	729,108
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Indiana LLC
10/01/2049	3.250%	135,000	149,141
04/01/2050	2.750%	155,000	158,260
Emera U.S. Finance LP
06/15/2046	4.750%	234,000	282,462
Eversource Energy
01/15/2028	3.300%	165,000	184,564
08/15/2030	1.650%	67,000	66,577
FirstEnergy Corp.
07/15/2027	3.900%	75,000	82,230
03/01/2030	2.650%	140,000	142,128
09/01/2030	2.250%	46,000	45,075
07/15/2047	4.850%	65,000	78,149
Georgia Power Co.
03/15/2042	4.300%	775,000	924,080
Northern States Power Co.
05/15/2044	4.125%	115,000	145,060
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	135,000	148,187
05/15/2050	3.700%	85,000	102,149
Pacific Gas and Electric Co.
08/01/2050	3.500%	240,000	216,121
PacifiCorp
02/15/2050	4.150%	130,000	162,876
03/15/2051	3.300%	205,000	229,443
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	60,000	67,548
PPL Capital Funding, Inc.
04/15/2030	4.125%	320,000	377,574
San Diego Gas & Electric Co.
04/15/2050	3.320%	100,000	108,908
Southern California Edison Co.
10/01/2043	4.650%	30,000	34,757
03/01/2048	4.125%	110,000	119,920
02/01/2050	3.650%	70,000	72,364
Southern Co. (The)
07/01/2046	4.400%	110,000	129,766
Xcel Energy, Inc.
06/01/2030	3.400%	170,000	195,100
09/15/2041	4.800%	55,000	68,193
12/01/2049	3.500%	380,000	423,234
Total			8,646,700
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,145,000	1,207,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,455,000	1,791,674
Bacardi Ltd.(a)
05/15/2038	5.150%	476,000	583,144
Conagra Brands, Inc.
11/01/2038	5.300%	205,000	264,811
11/01/2048	5.400%	35,000	47,477
Diageo Capital PLC
04/29/2032	2.125%	200,000	208,793
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	567,000	581,781
Mars, Inc.(a)
04/01/2059	4.200%	225,000	287,285
Molson Coors Brewing Co.
07/15/2046	4.200%	66,000	69,603
PepsiCo, Inc.
10/06/2046	3.450%	95,000	109,990
03/19/2060	3.875%	160,000	202,748
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	101,000
Total			4,248,306
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	115,000	162,664
Becton Dickinson and Co.
05/20/2050	3.794%	275,000	307,112
Cigna Corp.
03/15/2040	3.200%	330,000	348,103
12/15/2048	4.900%	91,000	118,119
CVS Health Corp.
03/25/2048	5.050%	584,000	744,478
Total			1,680,476
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	199,000	222,057
Anthem, Inc.
08/15/2044	4.650%	135,000	169,442
Centene Corp.
12/15/2029	4.625%	115,000	123,950
02/15/2030	3.375%	70,000	72,503
UnitedHealth Group, Inc.
08/15/2039	3.500%	472,000	542,356
05/15/2040	2.750%	305,000	320,315
Total			1,450,623

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	127,933
ConocoPhillips Co.
11/15/2044	4.300%	220,000	264,610
Noble Energy, Inc.
11/15/2043	5.250%	65,000	85,423
Total			477,966
Integrated Energy 0.0%
Cenovus Energy, Inc.
06/15/2047	5.400%	175,000	147,947
Shell International Finance BV
11/07/2049	3.125%	345,000	356,587
Suncor Energy, Inc.
11/15/2047	4.000%	90,000	91,990
Total Capital International SA
06/29/2060	3.386%	80,000	84,340
Total			680,864
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	175,326
Brighthouse Financial, Inc.
06/22/2047	4.700%	33,000	31,869
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	215,000	287,562
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	180,000	230,956
MetLife, Inc.
03/01/2045	4.050%	130,000	158,933
Northwestern Mutual Life Insurance Co. (The)(a)
09/30/2059	3.625%	409,000	449,937
Prudential Financial, Inc.
03/13/2051	3.700%	167,000	183,604
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	190,000	240,818
05/15/2047	4.270%	87,000	102,763
05/15/2050	3.300%	135,000	139,580
Voya Financial, Inc.
06/15/2046	4.800%	230,000	279,252
Total			2,280,600
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	288,000	350,088
Fox Corp.
01/25/2049	5.576%	50,000	69,153
ViacomCBS, Inc.
01/15/2031	4.950%	160,000	191,988
Walt Disney Co. (The)
09/15/2044	4.750%	312,000	395,679
05/13/2060	3.800%	140,000	161,732
Total			1,168,640
Midstream 0.0%
Energy Transfer Operating LP
05/15/2050	5.000%	300,000	277,071
Enterprise Products Operating LLC
01/31/2060	3.950%	280,000	278,269
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	107,249
03/01/2043	5.000%	320,000	355,102
Kinder Morgan, Inc.
02/15/2046	5.050%	196,000	221,279
MPLX LP
04/15/2048	4.700%	405,000	410,016
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	629,000	559,397
Western Gas Partners LP
08/15/2048	5.500%	265,000	218,380
Williams Companies, Inc. (The)
09/15/2045	5.100%	446,000	500,926
Total			2,927,689
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	115,000	131,081
02/15/2043	5.250%	133,000	175,402
05/15/2047	4.375%	390,000	481,669
Sempra Energy
02/01/2048	4.000%	180,000	203,403
Total			991,555
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	117,409

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
AbbVie, Inc.(a)
06/15/2044	4.850%	160,000	197,579
11/21/2049	4.250%	635,000	751,084
Amgen, Inc.
02/21/2050	3.375%	555,000	598,986
Bristol-Myers Squibb Co.
02/20/2048	4.550%	50,000	67,211
10/26/2049	4.250%	247,000	325,403
Gilead Sciences, Inc.
10/01/2040	2.600%	360,000	357,745
Mylan NV
06/15/2046	5.250%	35,000	43,642
Pfizer, Inc.
05/28/2050	2.700%	220,000	229,444
Total			2,571,094
Property & Casualty 0.0%
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	200,885
Railroads 0.0%
CSX Corp.
11/01/2066	4.250%	195,000	241,647
Norfolk Southern Corp.
08/15/2052	4.050%	210,000	257,757
Union Pacific Corp.
08/15/2059	3.950%	325,000	390,321
03/20/2060	3.839%	20,000	23,282
02/05/2070	3.750%	40,000	45,232
Total			958,239
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	330,000	369,471
Retailers 0.0%
Home Depot, Inc. (The)
12/06/2048	4.500%	190,000	254,098
Lowe’s Companies, Inc.
05/03/2047	4.050%	305,000	362,956
Target Corp.
04/15/2046	3.625%	190,000	238,571
Walmart, Inc.
12/15/2047	3.625%	220,000	269,228
09/24/2049	2.950%	30,000	33,484
Total			1,158,337
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	77,000	94,880
Technology 0.1%
Apple, Inc.
02/09/2045	3.450%	276,000	326,157
09/11/2049	2.950%	260,000	284,476
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	85,000	91,989
Broadcom, Inc.
11/15/2030	4.150%	480,000	538,460
Corning, Inc.
11/15/2079	5.450%	60,000	78,327
Intel Corp.
05/11/2047	4.100%	405,000	509,009
International Business Machines Corp.
05/15/2050	2.950%	480,000	494,231
Microsoft Corp.
08/08/2046	3.700%	559,000	704,141
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	65,000	71,137
Oracle Corp.
07/15/2046	4.000%	385,000	454,400
04/01/2050	3.600%	470,000	526,074
QUALCOMM, Inc.
05/20/2047	4.300%	90,000	115,542
05/20/2050	3.250%	130,000	144,597
Total			4,338,540
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	203,061
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	130,000	149,356
FedEx Corp.
04/01/2046	4.550%	215,000	259,767
United Parcel Service, Inc.
11/15/2047	3.750%	5,000	6,058
09/01/2049	3.400%	140,000	160,659
Total			575,840
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	83,895
08/15/2029	3.800%	240,000	274,870

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Communications, Inc.
11/15/2049	3.700%	310,000	346,723
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	155,000	175,979
04/15/2040	4.375%	305,000	357,303
Vodafone Group PLC
09/17/2050	4.250%	230,000	266,646
Total			1,505,416
Wirelines 0.0%
AT&T, Inc.
12/15/2042	4.300%	495,000	557,739
06/15/2045	4.350%	250,000	281,332
AT&T, Inc.(a)
09/15/2055	3.550%	990,000	958,527
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	172,324
Verizon Communications, Inc.
08/21/2046	4.862%	680,000	929,184
Total			2,899,106
Total Corporate Bonds & Notes (Cost $46,906,708)			51,442,740

Equity Funds 46.2%
	Shares	Value ($)
International 11.8%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	31,907,136	392,138,702
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(c)	31,205,324	312,677,343
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(c)	57,839,396	607,313,655
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(c)	18,951,934	233,108,794
Variable Portfolio - Partners International Value Fund, Class 1 Shares(c)	26,779,388	208,343,638
Total		1,753,582,132
U.S. Large Cap 28.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	12,841,081	368,282,203
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	18,446,427	1,107,154,559
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(c),(d)	9,113,056	241,131,472
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	13,342,007	352,629,254
Equity Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(c),(d)	13,954,785	178,342,147
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	7,749,746	194,053,630
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(c),(d)	7,289,266	332,390,528
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(c),(d)	7,827,885	337,068,713
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	7,203,513	193,270,247
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	5,982,328	321,729,598
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	7,846,171	174,891,164
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(c),(d)	17,233,041	418,590,559
Total		4,219,534,074
U.S. Mid Cap 3.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(c),(d)	2,674,055	103,592,914
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	4,048,517	92,063,271
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	4,611,896	125,443,575
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	3,916,388	134,332,104
Total		455,431,864
U.S. Small Cap 3.1%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(c)	5,950,763	71,944,727
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(c),(d)	3,825,526	89,364,289
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,143,896	167,605,487
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	5,840,830	133,404,558
Total		462,319,061
Total Equity Funds (Cost $4,943,710,687)		6,890,867,131

Exchange-Traded Equity Funds 3.3%

International Mid Large Cap 0.8%
iShares MSCI EAFE ETF	1,968,292	125,281,786

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Exchange-Traded Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 2.5%
SPDR S&P 500 ETF Trust	1,090,200	365,097,078
Total Exchange-Traded Equity Funds (Cost $355,528,787)		490,378,864

Exchange-Traded Fixed Income Funds 6.3%

Investment Grade 6.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,718,100	635,575,251
Vanguard Intermediate-Term Corporate Bond ETF	3,200,000	306,560,000
Total		942,135,251
Total Exchange-Traded Fixed Income Funds (Cost $913,772,645)		942,135,251

Fixed Income Funds 25.9%

Investment Grade 25.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	67,637,795	755,514,171
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	21,895,860	216,769,011
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	32,118,914	390,565,998
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	20,164,070	216,360,472
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	46,473,923	531,196,943
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	63,128,720	717,142,260
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(c)	16,528,557	170,078,847
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(c)	74,019,952	858,631,441
Total		3,856,259,143
Total Fixed Income Funds (Cost $3,602,331,145)		3,856,259,143
Residential Mortgage-Backed Securities - Agency 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
10/19/2035	2.500%	356,000,000	371,741,875
10/19/2035- 10/14/2050	3.000%	755,946,000	792,533,095
10/14/2050	3.500%	350,000,000	369,017,576
Total Residential Mortgage-Backed Securities - Agency (Cost $1,536,136,478)			1,533,292,546

U.S. Treasury Obligations 0.0%

U.S. Treasury
08/15/2049	2.250%	150,000	178,828
02/15/2050	2.000%	150,000	170,086
08/15/2050	1.375%	300,000	294,375
Total U.S. Treasury Obligations (Cost $624,131)			643,289

Options Purchased Puts 1.2%
Value ($)
(Cost $213,092,467)	178,825,275

Money Market Funds 15.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(f)	2,330,774,712	2,330,541,635
Total Money Market Funds (Cost $2,330,714,133)		2,330,541,635
Total Investments in Securities (Cost: $13,942,817,181)		16,274,385,874
Other Assets & Liabilities, Net		(1,355,138,974)
Net Assets		14,919,246,900

At September 30, 2020, securities and/or cash totaling $187,949,732 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	390	12/2020	USD	27,935,700	—	(269,373)
British Pound	212	12/2020	USD	17,097,800	—	(522,503)
DAX Index	44	12/2020	EUR	14,056,900	—	(560,838)
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro FX	227	12/2020	USD	33,299,481	—	(402,914)
EURO STOXX 50 Index	1,164	12/2020	EUR	37,178,160	—	(1,512,746)
FTSE/MIB Index	109	12/2020	EUR	10,335,925	—	(489,801)
Japanese Yen	620	12/2020	USD	73,528,125	270,708	—
New Zealand Dollar	130	12/2020	USD	8,596,900	—	(31,044)
S&P 500 Index E-mini	5,962	12/2020	USD	999,231,200	6,468,889	—
SPI 200 Index	419	12/2020	AUD	60,775,950	—	(321,078)
TOPIX Index	471	12/2020	JPY	7,656,105,000	1,440,882	—
U.S. Long Bond	2,108	12/2020	USD	371,600,875	—	(2,798,807)
U.S. Treasury 10-Year Note	3,781	12/2020	USD	527,567,656	284,723	—
U.S. Treasury 10-Year Note	460	12/2020	USD	64,184,375	—	(18,722)
U.S. Treasury 2-Year Note	1,592	12/2020	USD	351,769,813	71,632	—
U.S. Treasury 5-Year Note	5,263	12/2020	USD	663,302,469	257,704	—
U.S. Ultra Treasury Bond	720	12/2020	USD	159,705,000	—	(2,093,219)
Total					8,794,538	(9,021,045)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(10)	12/2020	USD	(751,300)	6,407	—
FTSE 100 Index	(429)	12/2020	GBP	(25,060,035)	876,566	—
Hang Seng Index	(429)	10/2020	HKD	(502,573,500)	56,125	—
MSCI Singapore Index	(217)	10/2020	SGD	(6,134,590)	—	(15,035)
OMXS30 Index	(1,088)	10/2020	SEK	(199,240,000)	—	(467,756)
Russell 2000 Index E-mini	(1,851)	12/2020	USD	(139,232,220)	—	(675,858)
S&P 500 Index E-mini	(2,237)	12/2020	USD	(374,921,200)	—	(6,680,735)
S&P/TSX 60 Index	(600)	12/2020	CAD	(115,380,000)	51,387	—
Swiss Franc	(160)	12/2020	USD	(21,754,000)	143,042	—
U.S. Treasury 10-Year Note	(18)	12/2020	USD	(2,511,563)	—	(1,353)
U.S. Ultra Treasury Bond	(22)	12/2020	USD	(4,879,875)	66,668	—
Total					1,200,195	(7,840,737)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,831,153,500	5,445	2,600.00	12/17/2021	91,790,463	76,202,775
S&P 500 Index	JPMorgan	USD	1,580,610,000	4,700	2,500.00	12/17/2021	79,281,762	56,635,000
S&P 500 Index	JPMorgan	USD	840,750,000	2,500	2,800.00	12/17/2021	42,020,242	45,987,500
Total							213,092,467	178,825,275

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	200,000,000	(211,722)	—	—	—	(211,722)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $5,869,325, which represents 0.04% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	2,396,164,490	3,447,189,532	(3,512,679,491)	(132,896)	2,330,541,635	—	274,277	11,882,060	2,330,774,712
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	401,353,457	311	(25,118,428)	(7,953,137)	368,282,203	—	33,726,082	—	12,841,081
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,203,956,508	3,525	(73,217,477)	(23,587,997)	1,107,154,559	—	52,274,888	—	18,446,427
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	271,780,187	140,793	(1,322,215)	(29,467,293)	241,131,472	—	939,899	—	9,113,056
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	762,462,922	30,189,397	(73,818,308)	36,680,160	755,514,171	8,670,384	(1,204,326)	21,433,654	67,637,795
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	379,976,135	—	(42,074,957)	14,728,076	352,629,254	—	53,929,644	—	13,342,007
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	220,399,435	5,840,714	(13,301,241)	3,830,103	216,769,011	—	(813,335)	5,808,354	21,895,860
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	409,550,100	16,301,238	(64,585,074)	29,299,734	390,565,998	5,851,549	13,985,128	10,449,689	32,118,914
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	107,031,402	336	(11,210,535)	7,771,711	103,592,914	—	8,292,501	—	2,674,055
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	—	379,280,706	—	12,857,996	392,138,702	4,671,937	—	2,955,768	31,907,136
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	192,206,805	—	(22,106,321)	8,241,663	178,342,147	—	4,621,852	—	13,954,785
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	228,075,626	207,640	(7,869,791)	(26,359,845)	194,053,630	—	5,764,324	—	7,749,746
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	105,005,012	262,828	(265,247)	(12,939,322)	92,063,271	—	122,520	—	4,048,517
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	67,422,376	20,752,322	—	(16,229,971)	71,944,727	2,483,761	—	360,632	5,950,763
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	66,458,979	1,968,394	—	20,936,916	89,364,289	1,466,755	—	—	3,825,526
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	16,006,817	—	(11,446,331)	(4,560,486)	—	—	(410,101)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	221,774,932	6,402,792	(13,835,369)	2,018,117	216,360,472	771,416	436,312	5,603,546	20,164,070
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	529,999,341	10,468,268	(27,993,152)	18,722,486	531,196,943	—	947,317	10,364,868	46,473,923
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	681,858,241	2,297,244	(317,250,088)	(54,228,054)	312,677,343	—	(24,137,088)	1,013,960	31,205,324
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	352,524,058	—	(41,662,333)	21,528,803	332,390,528	—	44,000,084	—	7,289,266
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	354,408,681	—	(38,442,367)	21,102,399	337,068,713	—	50,905,468	—	7,827,885
CTIVP® – MFS® Value Fund, Class 1 Shares
	212,042,402	171,394	(1,268,602)	(17,674,947)	193,270,247	—	916,532	—	7,203,513
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	337,924,514	—	(62,614,965)	46,420,049	321,729,598	—	102,379,014	—	5,982,328
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	204,874,363	480,677	(10,541)	(30,453,335)	174,891,164	—	5,825	—	7,846,171
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	729,870,997	28,342,139	(58,218,196)	17,147,320	717,142,260	11,707,978	6,361,226	16,555,813	63,128,720
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	140,223,090	274,522	(483,554)	(14,570,483)	125,443,575	—	261,372	—	4,611,896
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	170,277,634	5,504,582	(5,827,939)	124,570	170,078,847	536,099	166,484	4,918,158	16,528,557
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	147,679,653	33,536	(12,297,449)	(1,083,636)	134,332,104	—	9,909,178	—	3,916,388
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	873,668,025	25,385,254	(72,051,244)	31,629,406	858,631,441	7,693,247	3,405,642	17,602,409	74,019,952
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	452,637,010	1,183	(19,608,332)	(14,439,302)	418,590,559	—	22,022,399	—	17,233,041
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	682,737,340	4,522,090	(50,519,657)	(29,426,118)	607,313,655	1,859,196	(4,319,657)	1,324,142	57,839,396
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	256,654,783	3,382,581	(47,627,496)	20,698,926	233,108,794	2,360,530	(5,464,195)	531,778	18,951,934
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	247,421,643	9,773,619	—	(48,851,624)	208,343,638	—	—	1,456,339	26,779,388
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	154,872,094	900,177	—	11,833,216	167,605,487	—	—	—	6,143,896
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	147,689,125	18,123,082	—	(32,407,649)	133,404,558	—	—	—	5,840,830
Total	13,726,988,177			(38,794,444)	13,077,667,909	48,072,852	379,299,266	112,261,170

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020